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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2005

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Skyline Asset Management, L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

311 South Wacker Drive, Suite 4500      Chicago             IL            60606
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-5324

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Deanna B. Marotz         Chief Compliance Officer                (312) 913-3953
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                                /s/ Deanna B. Marotz
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                        Chicago, IL           August 5, 2005
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                1

Form 13F Information Table Entry Total:          75

Form 13F Information Table Value Total:  $1,571,696
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-04975      Affiliated Managers    6.
                 Group, Inc.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                            ITEM 2   ITEM 3      ITEM 4             ITEM 5        ITEM 6     ITEM 7            ITEM 8
------                           --------  ------      ------       ----------------  ----------  --------   -----------------------

                                  TITLE                VALUE        SHARES/ SH/ PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS   CUSIP     (x$1000)      PRN AMT PRN CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVO, Inc.                         COM    007585102       20,279     636,700         Shared-Defined  1             590,473   46,227
Acuity Brands, Inc.                COM    00508Y102       24,382     949,076         Shared-Defined  1             880,062   69,014
Aftermarket Technology Corp.       COM    008318107       17,491   1,003,500         Shared-Defined  1             930,700   72,800
Airgas, Inc.                       COM    009363102       37,966   1,538,950         Shared-Defined  1           1,426,650  112,300
Albany International Corp.         CL A   012348108       21,597     672,600         Shared-Defined  1             624,000   48,600
Amerus Group Co.                   COM    03072M108       29,902     622,300         Shared-Defined  1             577,100   45,200
Applied Films Corporation          COM    038197109       16,655     650,600         Shared-Defined  1             604,200   46,400
Apria Healthcare Group Inc.        COM    037933108       15,983     461,400         Shared-Defined  1             427,800   33,600
Aspen Insurance Holdings Limit     SHS    G05384105       21,466     778,900         Shared-Defined  1             721,900   57,000
Asset Acceptance Capital           COM    04543P100       20,469     790,000         Shared-Defined  1             732,300   57,700
Belden CDT Inc.                    COM    077454106       22,762   1,073,700         Shared-Defined  1             996,700   77,000
Benchmark Electronics, Inc.        COM    08160H101       27,092     890,600         Shared-Defined  1             825,600   65,000
Big 5 Sporting Goods Corporati     COM    08915P101       22,800     803,400         Shared-Defined  1             745,900   57,500
Borders Group, Inc.                COM    099709107       30,573   1,207,950         Shared-Defined  1           1,120,150   87,800
CBRL Group, Inc.                   COM    12489V106       42,658   1,097,730         Shared-Defined  1           1,017,830   79,900
Carlisle Companies Incorporate     COM    142339100       21,117     307,700         Shared-Defined  1             285,400   22,300
Clark, Inc.                        COM    181457102       12,483     871,100         Shared-Defined  1             807,700   63,400
Commercial Capital Bancorp, In     COM    20162L105       13,251     793,000         Shared-Defined  1             735,500   57,500
Commscope, Inc.                    COM    203372107       20,337   1,168,100         Shared-Defined  1           1,082,400   85,700
Conseco, Inc.                    COM NEW  208464883       23,507   1,077,300         Shared-Defined  1             998,500   78,800
Crane Co.                          COM    224399105       26,560   1,009,900         Shared-Defined  1             936,400   73,500
Curtiss-Wright Corporation         COM    231561101       15,764     292,200         Shared-Defined  1             270,900   21,300
Cytec Industries Inc.              COM    232820100       31,458     790,400         Shared-Defined  1             732,900   57,500
Davita Inc.                        COM    23918K108       34,999     769,550         Shared-Defined  1             714,050   55,500
Delphi Financial Group, Inc.       CL A   247131105       29,489     667,934         Shared-Defined  1             619,261   48,673
Drew Industries Incorporated     COM NEW  26168L205       21,896     482,300         Shared-Defined  1             447,700   34,600
Electronics For Imaging, Inc.      COM    286082102       20,416     970,347         Shared-Defined  1             900,185   70,162


------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                            ITEM 2   ITEM 3      ITEM 4             ITEM 5        ITEM 6     ITEM 7            ITEM 8
------                           --------  ------      ------       ----------------  ----------  --------   -----------------------

                                  TITLE                VALUE        SHARES/ SH/ PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS   CUSIP     (x$1000)      PRN AMT PRN CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

EnerSys                            COM    29275Y102       11,836     868,400         Shared-Defined  1             806,700   61,700
Fairchild Semiconductor Int'l.     COM    303726103       23,649   1,603,350         Shared-Defined  1           1,486,850  116,500
Fleetwood Enterprises, Inc.        COM    339099103       11,155   1,099,000         Shared-Defined  1           1,019,100   79,900
Flowserve Corporation              COM    34354P105       16,236     536,550         Shared-Defined  1             497,850   38,700
Gildan Activewear Inc.             COM    375916103       22,592     857,400         Shared-Defined  1             795,100   62,300
Hudson Highland Group, Inc.        COM    443792106       15,183     973,900         Shared-Defined  1             903,400   70,500
Interpool, Inc.                    COM    46062R108       19,695     921,200         Shared-Defined  1             853,600   67,600
Investment Technology Group, I     COM    46145F105       21,508   1,023,200         Shared-Defined  1             948,200   75,000
Jacuzzi Brands, Inc.               COM    469865109       16,104   1,500,850         Shared-Defined  1           1,392,050  108,800
Journal Communications Incorpo     CL A   481130102       15,046     895,600         Shared-Defined  1             830,100   65,500
Key Energy Services, Inc.          COM    492914106       17,031   1,412,200         Shared-Defined  1           1,312,900   99,300
Laidlaw International, Inc.        COM    50730R102       29,454   1,222,150         Shared-Defined  1           1,134,150   88,000
Linens 'n Things, Inc.             COM    535679104       11,336     479,100         Shared-Defined  1             444,600   34,500
MCG Capital Corporation            COM    58047P107       26,107   1,528,500         Shared-Defined  1           1,417,344  111,156
MEMC Electronic Materials, Inc     COM    552715104       28,600   1,813,600         Shared-Defined  1           1,681,600  132,000
Mentor Graphics Corporation        COM    587200106       16,485   1,608,300         Shared-Defined  1           1,491,900  116,400
NCI Building Systems, Inc.         COM    628852105       19,923     607,400         Shared-Defined  1             563,300   44,100
NETGEAR, Inc.                      COM    64111Q104        9,417     506,300         Shared-Defined  1             469,600   36,700
Newfield Exploration Company       COM    651290108       28,011     702,200         Shared-Defined  1             651,200   51,000
Pacer International, Inc.          COM    69373H106       18,874     866,200         Shared-Defined  1             802,900   63,300
Park Electrochemical Corp.         COM    700416209       14,583     578,700         Shared-Defined  1             537,800   40,900
ProQuest Company                   COM    74346P102       28,216     860,500         Shared-Defined  1             798,100   62,400
Prosperity Bancshares, Inc.        COM    743606105       18,920     661,300         Shared-Defined  1             613,400   47,900
Provident Bankshares Corporati     COM    743859100       15,558     487,565         Shared-Defined  1             451,965   35,600
Reinsurance Group Of America,      COM    759351109       27,733     596,290         Shared-Defined  1             553,190   43,100
Ryder System, Inc.                 COM    783549108       14,655     400,400         Shared-Defined  1             371,200   29,200
Scansource, Inc.                   COM    806037107       10,750     250,350         Shared-Defined  1             232,250   18,100
School Specialty, Inc.             COM    807863105       36,831     792,057         Shared-Defined  1             735,015   57,042
Scottish Re Group Limited          ORD    G7885T104       26,950   1,111,800         Shared-Defined  1           1,030,900   80,900


------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                            ITEM 2   ITEM 3      ITEM 4             ITEM 5        ITEM 6     ITEM 7            ITEM 8
------                           --------  ------      ------       ----------------  ----------  --------   -----------------------

                                  TITLE                VALUE        SHARES/ SH/ PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS   CUSIP     (x$1000)      PRN AMT PRN CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

Source Interlink Companies, In   COM NEW  836151209        8,721     705,000         Shared-Defined  1             654,900   50,100
Spartech Corporation             COM NEW  847220209       22,858   1,284,150         Shared-Defined  1           1,191,250   92,900
Sterling Financial Corporation     COM    859319105       20,094     537,285         Shared-Defined  1             498,565   38,720
Swift Transportation Co., Inc.     COM    870756103       21,391     918,450         Shared-Defined  1             851,450   67,000
Syniverse Holdings, Inc.           COM    87163F106       16,356   1,168,300         Shared-Defined  1           1,082,600   85,700
Synnex Corporation                 COM    87162W100       12,513     714,600         Shared-Defined  1             662,500   52,100
The Scotts Miracle-Gro Company     CL A   810186106       22,353     313,900         Shared-Defined  1             291,200   22,700
The Sports Authority, Inc.         COM    84917U109       29,056     913,700         Shared-Defined  1             847,200   66,500
The Steak n Shake Company          COM    857873103        8,340     447,900         Shared-Defined  1             415,300   32,600
Triad Guaranty Inc.                COM    895925105       11,353     225,300         Shared-Defined  1             208,818   16,482
Triad Hospitals, Inc.              COM    89579K109        4,852      88,800         Shared-Defined  1              82,300    6,500
Trinity Industries, Inc.           COM    896522109          948      29,600         Shared-Defined  1              27,400    2,200
U.S.I. Holdings Corporation        COM    90333H101       22,388   1,738,211         Shared-Defined  1           1,611,321  126,890
United Stationers Inc.             COM    913004107       25,291     515,100         Shared-Defined  1             477,300   37,800
Watson Wyatt & Company Holdings    CL A   942712100       19,007     741,600         Shared-Defined  1             688,300   53,300
Westcorp                           COM    957907108       40,117     765,300         Shared-Defined  1             710,100   55,200
York International Corporation     COM    986670107       19,775     520,400         Shared-Defined  1             482,600   37,800
eFunds Corporation                 COM    28224R101       18,835   1,046,998         Shared-Defined  1             970,496   76,502
iStar Financial Inc.               COM    45031U101       31,654     761,100         Shared-Defined  1             705,700   55,400
                                                       ---------


TOTAL                                                  1,571,696

